                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:   03-31
                        --------------------------------------------------------

Date of reporting period:   12-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 97.3%
      $160,000,000  GNMA, 5.50%,
                    settlement date 1/22/07(2)                    $  159,249,919
       197,500,000  GNMA, 6.00%.
                    settlement date 1/22/07(2)                       199,970,737
        48,000,000  GNMA, 6.50%,
                    settlement date 1/22/07(2)                        49,245,025
       200,538,806  GNMA, 5.00%, 6/15/33
                    to 5/20/36                                       195,067,640
       453,052,441  GNMA, 5.50%, 4/15/33
                    to 6/20/36(3)                                    450,782,817
       137,887,011  GNMA, 6.00%, 7/20/16
                    to 10/15/36                                      139,703,499
        52,342,317  GNMA, 6.50%, 6/15/23
                    to 4/15/32                                        53,829,916
        18,002,860  GNMA, 7.00%, 9/15/08
                    to 12/20/29                                       18,598,223
           189,648  GNMA, 7.25%, 9/15/22
                    to 6/15/23                                           196,158
        14,615,611  GNMA, 7.50%, 5/20/08
                    to 11/15/31                                       15,264,429
           155,186  GNMA, 7.65%, 6/15/16
                    to 12/15/16                                          162,029
           171,570  GNMA, 7.75%, 10/15/22
                    to 6/20/23                                           180,274
           275,386  GNMA, 7.77%, 4/15/20
                    to 6/15/20(3)                                        290,134
            38,253  GNMA, 7.85%, 9/20/22                                  40,258
            16,425  GNMA, 7.89%, 9/20/22                                  17,304
           192,656  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                           203,764
         3,981,909  GNMA, 8.00%, 11/15/07
                    to 7/20/30                                         4,216,657
           211,176  GNMA, 8.15%, 1/15/20
                    to 2/15/21(3)                                        225,140
         1,003,948  GNMA, 8.25%, 4/15/08
                    to 5/15/27                                         1,067,240
            59,402  GNMA, 8.35%, 11/15/20                                 63,615
         3,528,230  GNMA, 8.50%, 7/15/08
                    to 12/15/30                                        3,791,075
           322,283  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                           345,261
         2,789,096  GNMA, 9.00%, 8/15/08
                    to 1/15/25                                         2,969,254
           406,510  GNMA, 9.25%, 8/15/16
                    to 8/15/26                                           439,800
           981,015  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                         1,064,117
           154,977  GNMA, 9.75%, 8/15/17
                    to 11/20/21                                          169,908
           218,037  GNMA, 10.00%, 11/15/09
                    to 1/15/22                                           241,365
            86,903  GNMA, 10.25%, 5/15/12
                    to 2/15/19                                            95,436
           104,373  GNMA, 10.50%, 3/15/14
                    to 7/15/19                                           116,008
             7,682  GNMA, 10.75%, 12/15/09                                 8,149
           234,372  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                           256,456
             2,696  GNMA, 11.25%, 2/20/16                                  2,993
            46,918  GNMA, 11.50%, 2/15/13
                    to 8/20/19                                            52,044
            25,647  GNMA, 12.00%, 10/15/10
                    to 12/15/12                                           28,122
            14,800  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                            16,332
            69,113  GNMA, 12.50%, 5/15/10
                    to 12/15/13                                           75,918
           122,327  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                           136,728
            52,726  GNMA, 13.50%, 5/15/10
                    to 9/15/14                                            59,302
             8,221  GNMA, 13.75%, 8/15/14                                  9,249
             3,759  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                             4,244
            35,238  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                           40,112
            41,731  GNMA, 15.00%, 7/15/11
                    to 10/15/12                                           47,764
             5,004  GNMA, 16.00%, 12/15/11                                 5,788
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,298,350,203
(Cost $1,311,953,319)                                            ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 15.8%
         6,261,678  GNMA, Series 1998-6, Class FA,
                    VRN, 5.86%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.51% with a cap of 9.00%                     6,322,654
           772,609  GNMA, Series 1998-17, Class F,
                    VRN, 5.85%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 9.00%                       780,739
           498,023  GNMA, Series 2000-22, Class FG,
                    VRN, 5.55%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 10.00%                      498,446

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,572,475  GNMA, Series 2001-59, Class FD,
                    VRN, 5.85%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     3,615,801
         7,362,717  GNMA, Series 2001-62, Class FB,
                    VRN, 5.85%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     7,451,312
         4,158,214  GNMA, Series 2002-13, Class FA,
                    VRN, 5.85%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     4,203,040
         7,405,794  GNMA, Series 2002-24, Class FA,
                    VRN, 5.85%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     7,474,068
         2,447,146  GNMA, Series 2002-29, Class FA
                    SEQ, VRN, 5.70%, 1/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 9.00%                     2,459,878
         2,000,688  GNMA, Series 2002-31, Class FW,
                    VRN, 5.75%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 8.50%                     2,014,823
        27,937,970  GNMA, Series 2002-50, Class PD,
                    6.00%, 5/20/31                                    28,107,833
        10,447,491  GNMA, Series 2002-57, Class PD,
                    6.00%, 6/20/31                                    10,484,517
         2,006,178  GNMA, Series 2002-60, Class PE,
                    6.00%, 7/20/31                                     2,018,446
         7,860,066  GNMA, Series 2003-7, Class FA,
                    VRN, 5.80%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 8.00%                     7,911,856
         1,029,070  GNMA, Series 2003-10, Class JC,
                    6.00%, 4/20/30                                     1,035,214
         1,563,751  GNMA, Series 2003-14, Class F,
                    VRN, 5.70%, 1/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     1,570,869
         3,873,566  GNMA, Series 2003-42, Class FW,
                    VRN, 5.70%, 1/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.00%                     3,892,968
        18,020,550  GNMA, Series 2003-105, Class A
                    SEQ, 4.50%, 11/16/27                              17,780,409
         6,672,226  GNMA, Series 2004-11, Class UC,
                    5.00%, 4/16/26                                     6,644,409
         5,028,794  GNMA, Series 2004-39, Class XF
                    SEQ, VRN, 5.60%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.25% with a cap of 7.50%                     5,040,038
         1,820,529  GNMA, Series 2004-42, Class AB
                    SEQ, 6.00%, 3/20/32                                1,819,827
         5,090,834  GNMA, Series 2004-46, Class QH,
                    4.50%, 4/20/25                                     5,065,416
        44,912,945  GNMA, Series 2004-53, Class FB
                    SEQ, VRN, 5.75%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                    45,204,295
        22,160,989  GNMA, Series 2004-82, Class DM,
                    5.00%, 10/20/27                                   22,035,935
        16,935,134  GNMA, Series 2005-24, Class F,
                    VRN, 5.55%, 1/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 7.00%                    16,936,234
           904,367  GNMA, Series 2006-27, Class QA,
                    6.00%, 10/20/23                                      903,356
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 211,272,383
(Cost $211,335,119)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 12.1%
        20,000,000  FFCB, VRN, 5.21%, 1/3/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps(3)                       20,010,220
        12,000,000  FFCB, VRN, 5.22%, 1/1/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.105% with no caps(3)                      12,001,320
        20,000,000  FFCB, VRN, 5.25%, 1/20/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.10% with
                    no caps(3)                                        20,006,680
        12,000,000  FFCB, VRN, 5.25%, 1/22/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.105% with
                    no caps(3)                                        12,001,008
        14,425,000  FFCB, VRN, 5.28%, 1/24/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.075% with
                    no caps(3)                                        14,431,895
        15,000,000  FFCB, VRN, 5.28%, 1/29/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.07% with
                    no caps(3)                                        15,002,490
        15,000,000  FFCB, VRN, 5.29%, 1/8/07 to
                    1/17/07, resets monthly off the
                    1-month LIBOR minus 0.06%
                    with no caps(3)                                   15,004,693

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        12,700,000  FFCB, VRN, 5.29%, 1/15/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.065% with
                    no caps(3)                                        12,702,375
        15,000,000  FHLB, 4.875%, 8/22/07(3)                          14,966,250
        10,000,000  FHLMC, 2.375%, 2/15/07(3)                          9,967,160
        15,000,000  FHLMC, 5.00%, 9/17/07(3)                          14,975,775
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              161,069,866
(Cost $161,036,185)                                              ---------------

U.S. TREASURY SECURITIES - 2.2%
        10,000,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(4)                                9,966,800
        19,975,000  U.S. Treasury Notes,
                    5.125%, 6/30/08(4)                                20,043,674
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        30,010,474
(Cost $30,066,756)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
        38,175,000  FHLB Discount Notes,
                    4.80%, 1/2/07(2)(5)                               38,175,000
                                                                 ---------------
(Cost $38,169,910)

COLLATERAL RECEIVED FOR SECURITIES LENDING(6) - 1.2%
REPURCHASE AGREEMENT
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.00%, dated 12/29/06,
due 1/2/07 (Delivery value $15,831,445)                               15,822,655
                                                                 ---------------
(Cost $15,822,655)

TOTAL INVESTMENT SECURITIES - 131.5%                               1,754,700,581
                                                                 ---------------
(Cost $1,768,383,945)

OTHER ASSETS AND LIABILITIES - (31.5)%                             (420,062,942)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,334,637,639
                                                                 ===============

FUTURES CONTRACTS

                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
706 U.S. Treasury 2-Year Notes      March 2007      $144,046,063      $(376,609)
180 U.S. Treasury 5-Year Notes      March 2007        18,911,250       (115,718)
                                                 -------------------------------
                                                    $162,957,313      $(492,327)
                                                 ===============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
269 U.S. Treasury 10-Year Notes     March 2007       $28,909,094       $232,668
                                                 ===============================

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for futures contracts and/or forward commitments.
(4) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was $15,964,328.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,768,387,695
                                                                 ===============
Gross tax appreciation of investments                            $    5,029,338
Gross tax depreciation of investments                               (18,716,452)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (13,687,114)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 37.1%
   $     5,810,780  FHLMC, 4.50%, 1/1/19(2)                       $    5,615,687
         7,143,430  FHLMC, 5.50%, 10/1/34                              7,074,196
        36,921,000  FNMA, 5.50%,
                    settlement date 1/11/07(3)                        36,494,120
        34,503,486  FNMA, 6.00%,
                    settlement date 1/11/07(3)                        34,740,698
        27,700,000  FNMA, 6.50%,
                    settlement date 1/11/07(3)                        28,228,017
        21,297,918  FNMA, 4.50%, 5/1/19                               20,577,516
         1,788,341  FNMA, 5.00%, 9/1/20                                1,758,683
           926,520  FNMA, 6.50%, 3/1/32                                  948,045
           842,661  FNMA, 7.00%, 6/1/32                                  867,098
         1,221,951  FNMA, 6.50%, 8/1/32                                1,251,362
        13,226,326  FNMA, 5.50%, 7/1/33                               13,095,636
        13,354,642  FNMA, 5.00%, 11/1/33                              12,922,513
         3,478,076  FNMA, 5.50%, 9/1/34                                3,441,876
        20,199,312  FNMA, 5.50%, 10/1/34                              19,989,078
         5,170,084  FNMA, 5.00%, 2/1/36                                4,994,585
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           191,999,110
(Cost $193,793,330)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 29.1%
         4,000,000  FHLB, 4.625%, 2/1/08(2)                            3,976,836
        42,800,000  FHLB, 5.00%, 10/13/11(2)                          42,911,195
        20,800,000  FHLMC, 5.00%, 9/16/08(2)                          20,788,664
         5,200,000  FHLMC, 5.50%, 3/28/16(2)                           5,224,528
        10,000,000  FHLMC, 5.875%, 5/23/16(2)                         10,171,200
        17,310,000  FHLMC, 5.30%, 5/12/20(2)                          16,559,352
         9,700,000  FNMA, 4.75%, 8/3/07(2)                             9,672,830
        24,800,000  FNMA, 6.625%, 9/15/09(2)                          25,838,723
        15,600,000  FNMA, 5.80%, 2/9/26(2)                            15,475,840
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              150,619,168
(Cost $151,095,071)                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 27.1%
         2,420,234  FHLMC, Series 2560, Class FG
                    SEQ, VRN, 5.85%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     2,435,842
         4,810,729  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 5.65%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     4,820,754
         5,040,359  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 5.70%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     5,063,202
        11,748,249  FHLMC, Series 2780, Class BD
                    SEQ, 4.50%, 10/15/17                              11,602,676
        12,333,379  FHLMC, Series 2812, Class EF
                    SEQ, VRN, 5.75%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                    12,383,810
         7,456,069  FHLMC, Series 2831, Class AF,
                    VRN, 5.65%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     7,478,855
         7,017,283  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                     6,926,051
        13,274,655  FHLMC, Series 2855, Class FK
                    SEQ, VRN, 5.70%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                    13,299,240
         6,261,228  FHLMC, Series 2892, Class A,
                    5.00%, 5/15/21                                     6,199,517
         5,019,095  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     4,974,154
         4,994,215  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21                                    5,046,939

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,690,634  FNMA, Series 2003-42, Class FK,
                    VRN, 5.75%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     4,721,634
         8,862,423  FNMA, Series 2003-43, Class LF,
                    VRN, 5.70%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     8,905,955
         7,758,374  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.75%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap
                    of 7.50%(2)                                        7,800,642
         8,507,940  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(2)                                  8,414,412
        18,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                    17,486,497
         5,861,586  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31(2)                                  5,813,210
         7,091,016  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.80%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     7,134,513
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            140,507,903
(Cost $140,557,632)                                              ---------------

U.S. TREASURY SECURITIES - 21.5%
        31,720,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(4)                             42,343,725
        10,700,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)                                13,323,180
        12,003,904  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)(4)                       11,594,091
        17,700,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(2)(4)                             18,004,228
        19,572,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(4)                            19,507,021
         2,657,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(4)                                 2,689,591
         4,000,000  U.S. Treasury Notes,
                    4.625%, 11/15/16(4)                                3,975,004
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       111,436,840
(Cost $111,545,130)                                              ---------------

ASSET-BACKED SECURITIES(1) - 3.4%
         3,435,749  FHLMC, Series T19, Class A, VRN,
                    5.69%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.17% with no caps                                 3,438,085
         3,900,749  FHLMC, Series T20, Class A7,
                    VRN, 5.65%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            3,900,749
         8,014,875  FHLMC, Series T21, Class A, VRN,
                    5.71%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps(2)                              8,020,653
         1,288,630  FHLMC, Series T34, Class A1V,
                    VRN, 5.59%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,289,389
         1,092,252  FHLMC, Series T35, Class A, VRN,
                    5.63%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                 1,092,976
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         17,741,852
(Cost $17,743,859)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
        10,300,000  FHLB Discount Notes,
                    4.80%, 1/2/07(2)(5)                               10,300,000
                                                                 ---------------
(Cost $10,298,627)

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(6) - 11.3%
REPURCHASE AGREEMENTS
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.00%, dated 12/29/06, due 1/2/07
(Delivery value $58,743,854)                                          58,711,237
                                                                 ---------------
(Cost $58,711,237)

TOTAL INVESTMENT SECURITIES - 131.5%                                 681,316,110
                                                                 ---------------
(Cost $683,744,886)

OTHER ASSETS AND LIABILITIES - (31.5)%                             (163,043,680)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  518,272,430
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                   Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
100 U.S. Long Bond                 March 2007      $ 11,143,750      $(183,038)
464 U.S. Treasury 2-Year Notes     March 2007        94,670,500       (247,516)
                                                --------------------------------
                                                   $105,814,250      $(430,554)
                                                ================================

                                   Expiration    Underlying Face     Unrealized
Contracts Sold                        Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 77 U.S. Treasury 5-Year Notes     March 2007       $ 8,089,813       $ 16,671
750 U.S. Treasury 10-Year Notes    March 2007        80,601,563        648,703
                                                --------------------------------
                                                    $88,691,376       $665,374
                                                ================================

SWAP AGREEMENTS

Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
Interest Rate
--------------------------------------------------------------------------------
$8,485,000      Receive semiannually a fixed       November 2030     $440,730
                rate equal to 5.6965% and pay                        ===========
                quarterly a variable rate based
                on the 3-month LIBOR with
                Barclays Capital, Inc.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
LIBOR = London Interbank Offered Rate
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was $90,492,128.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 683,744,886
                                                                 ===============
Gross tax appreciation of investments                             $   1,026,483
Gross tax depreciation of investments                                (3,455,259)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  (2,428,776)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 89.7%
       $74,337,116  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                     $   74,032,261
        76,906,368  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                          72,352,127
        51,431,608  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            62,113,747
        68,778,640  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            86,634,262
        28,141,750  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                            34,003,170
           266,345  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07(2)                            265,971
         2,499,540  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                             2,526,977
        35,949,288  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(2)                         36,949,146
        61,563,591  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10(2)                          64,814,949
        41,991,732  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            39,823,279
        26,681,840  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                             27,784,574
        24,260,936  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                            24,171,874
        55,660,555  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                         58,128,322
        70,015,932  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          72,075,451
        60,352,668  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            58,325,241
        79,768,560  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             77,512,625
        78,943,018  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(2)                          76,645,697
        67,779,981  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(2)                         63,819,122
        61,425,425  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(2)                         58,884,440
        41,301,568  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)                          39,891,532
        40,990,980  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(2)                          41,314,440
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,072,069,207
(Cost $1,077,962,578)                                            ---------------

CORPORATE BONDS - 5.7%
        26,430,750  SLM Corporation,
                    1.32%, 1/25/10                                    25,147,801
        44,773,260  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds,
                    1.22%, 10/1/09                                    43,146,200
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 68,294,001
(Cost $71,179,220)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.5%
        42,054,540  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                   42,089,866
                                                                 ---------------
(Cost $42,076,068)

TEMPORARY CASH INVESTMENTS - 0.1%
         1,308,000  FHLB Discount Notes,
                    4.80%, 1/2/07(3)                                   1,308,000
                                                                 ---------------
(Cost $1,307,826)

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) - 15.7%
REPURCHASE AGREEMENTS
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.00%, dated 12/29/06,
due 1/2/07 (Delivery value $125,069,444)                             125,000,000

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.10%, dated 12/29/06,
due 1/2/07 (Delivery value $62,930,760)                               62,895,119
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                               187,895,119
(Cost $187,895,119)                                              ---------------

TOTAL INVESTMENT SECURITIES - 114.7%                               1,371,656,193
                                                                 ---------------
(Cost $1,380,420,811)

OTHER ASSETS AND LIABILITIES - (14.7)%                             (175,808,472)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,195,847,721
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
953 U.S. Treasury 2-Year Notes      March 2007     $194,441,781      $(508,368)
                                                 ===============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
508 U.S. Treasury 10-Year Notes     March 2007      $54,594,125       $439,388
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
TVA = Tennessee Valley Authority
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was
    $184,368,215.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,384,083,719
                                                                 ===============
Gross tax appreciation of investments                            $   15,896,830
Gross tax depreciation of investments                               (28,324,356)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (12,427,526)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 46.6
        $6,537,352  Banc of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%, 11/10/39                  $  6,332,491
        10,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                  9,598,070
        66,092,255  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.77%, 1/13/07                                    2,083,096
        73,010,041  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.13%, 1/1/07                                     1,881,542
         1,090,147  FHLMC, Series 2552, Class HA
                    SEQ, 5.00%, 9/15/16                               1,083,342
        10,015,135  FHLMC, Series 2624, Class FE
                    SEQ, VRN, 5.65%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%                   10,037,278
         8,178,239  FHLMC, Series 2625, Class FJ SEQ,
                    VRN, 5.65%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%(2)                 8,195,283
        25,000,000  FHLMC, Series 2631, Class PC,
                    4.50%, 3/15/16                                   24,507,475
         2,227,026  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22                                    2,185,196
         3,328,149  FHLMC, Series 2672, Class QR,
                    4.00%, 9/15/10                                    3,245,361
         7,770,591  FHLMC, Series 2688, Class DE
                    SEQ, 4.50%, 2/15/20                               7,617,075
         3,196,616  FHLMC, Series 2699, Class TG,
                    4.00%, 5/15/17                                    3,081,109
        12,835,500  FHLMC, Series 2709, Class PC,
                    5.00%, 9/15/18                                   12,773,697
        12,843,065  FHLMC, Series 2718, Class FW,
                    VRN, 5.70%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                   12,904,468
         8,151,036  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21                                    8,060,299
         9,750,000  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14                                    9,662,494
         3,611,628  FHLMC, Series 2764, Class OA,
                    3.50%, 4/15/10                                    3,603,538
         5,040,359  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 5.70%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                    5,063,202
        19,580,415  FHLMC, Series 2780, Class BD
                    SEQ, 4.50%, 10/15/17                             19,337,795
        10,568,193  FHLMC, Series 2827, Class F,
                    VRN, 5.70%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%(2)                10,608,437
         7,332,618  FHLMC, Series 2831, Class AF,
                    VRN, 5.65%, 1/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                    7,355,027
         7,538,517  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11                                   7,479,340
         2,562,488  FHLMC, Series 2890, Class AB
                    SEQ, 3.75%, 12/15/11                              2,493,687
         9,707,987  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                    9,621,061
        24,719,357  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15                                   24,468,752
        12,824,617  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                  12,707,592
        15,294,429  FHLMC, Series 2941, Class XA,
                    5.00%, 2/15/25                                   15,227,653
           589,176  FHLMC, Series 2943, Class HA,
                    5.00%, 9/15/19                                      586,957
         2,343,645  FHLMC, Series 3108, Class DA
                    SEQ, 5.125%, 10/15/15                             2,334,749
         4,994,215  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21                                   5,046,939
         2,036,252  FNMA, Series 2002-71, Class UB,
                    5.00%, 11/25/15                                   2,021,611
        10,427,794  FNMA, Series 2002-83, Class GM,
                    5.00%, 5/25/16                                   10,346,843
         4,704,341  FNMA, Series 2002-86, Class KB,
                    SEQ, 5.00%, 5/25/16                               4,667,755
         2,268,700  FNMA, Series 2003-3, Class HA,
                    5.00%, 9/25/16                                    2,250,434
        15,968,663  FNMA, Series 2003-17, Class FN,
                    VRN, 5.65%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.50%                   16,050,119
         8,245,445  FNMA, Series 2003-24, Class BF,
                    VRN, 5.70%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    8,277,429
         3,930,652  FNMA, Series 2003-29, Class L
                    SEQ, 5.00%, 9/25/30                               3,872,549
         3,577,083  FNMA, Series 2003-35, Class KC,
                    4.50%, 4/25/17                                    3,524,364
         7,035,950  FNMA, Series 2003-42, Class FK,
                    VRN, 5.75%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%(2)                 7,082,451
         8,862,423  FNMA, Series 2003-43, Class LF,
                    VRN, 5.70%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    8,905,955

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         7,091,016  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.80%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                    7,134,513
         3,944,012  FNMA, Series 2004-50, Class MA,
                    4.50%, 5/25/19                                    3,924,749
        25,409,980  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.06%, 1/1/07 (Acquired 2/22/02,
                    Cost $1,747,929)(3)                                 975,667
        20,000,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                  19,574,781
        13,155,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.30%, 8/10/42(2)                  12,814,706
         9,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class A3
                    SEQ, 3.85%, 5/11/27(2)                            8,522,208
        15,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(2)                                14,784,135
        27,250,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2,
                    4.82%, 4/15/30                                   26,917,903
        10,000,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.61%, 1/1/07(2)                                 10,170,180
         4,975,623  Morgan Stanley Capital I,
                    Series 2004 T13, Class A1 SEQ,
                    2.85%, 9/13/45(2)                                 4,838,361
         9,581,040  Washington Mutual, Inc.,
                    Series 2002 AR19, Class A6,
                    4.16%, 2/25/33(2)                                 9,528,009
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                           435,367,727
(Cost $436,291,654)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 28.8%
        29,890,000  FHLB, 4.625%, 2/1/08(2)                          29,716,907
        52,950,000  FHLMC, 5.00%, 9/17/07(2)                         52,864,486
       100,725,000  FHLMC, 5.00%, 9/16/08(2)(4)                     100,670,105
        18,500,000  FHLMC, 6.00%, 6/27/11(2)                         18,553,613
        37,000,000  FNMA, 4.75%, 8/3/07(2)                           36,896,363
        30,000,000  FNMA, 5.375%, 10/11/11(2)                        29,946,150
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                             268,647,624
(Cost $268,686,399)                                              ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 13.0%
         3,751,495  FHLMC, 5.00%, 6/1/09                              3,741,474
         7,258,701  FHLMC, 5.00%, 7/1/09(2)                           7,239,313
           239,308  FHLMC, 6.50%, 1/1/11                                244,073
           426,565  FHLMC, 6.50%, 5/1/11                                436,367
           389,673  FHLMC, 6.50%, 12/1/12                               398,611
         1,105,151  FHLMC, 6.00%, 2/1/13                              1,121,302
            63,359  FHLMC, 7.00%, 11/1/13                                65,112
            53,747  FHLMC, 7.00%, 12/1/14                                55,225
         1,952,732  FHLMC, 6.00%, 1/1/15                              1,982,199
           794,790  FHLMC, 7.50%, 5/1/16                                828,222
         1,789,809  FHLMC, 5.50%, 11/1/17                             1,793,410
        11,529,435  FHLMC, 5.50%, 11/1/18(2)                         11,547,628
        11,117,246  FHLMC, 4.50%, 6/1/19                             10,730,000
        27,313,931  FNMA, 6.00%, settlement date
                    1/11/07(5)                                       27,501,714
        36,175,000  FNMA, 6.50%, settlement date
                    1/11/07(5)                                       36,864,568

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            30,244  FNMA, 8.00%, 5/1/12                                  31,471
         1,609,865  FNMA, 6.50%, 1/1/13                               1,648,175
            15,658  FNMA, 6.50%, 3/1/13                                  16,031
           173,661  FNMA, 6.00%, 6/1/13                                 176,384
            24,519  FNMA, 6.50%, 6/1/13                                  25,116
            48,955  FNMA, 6.00%, 1/1/14                                  49,735
           426,703  FNMA, 6.00%, 7/1/14                                 433,439
           676,101  FNMA, 5.50%, 4/1/16                                 678,253
        10,401,705  FNMA, 4.50%, 5/1/19                              10,049,868
           580,825  FNMA, 7.00%, 5/1/32                                 597,669
           693,953  FNMA, 7.00%, 5/1/32                                 714,078
           254,900  FNMA, 7.00%, 6/1/32                                 262,376
         1,606,816  FNMA, 7.00%, 6/1/32                               1,653,413
           780,028  FNMA, 7.00%, 8/1/32                                 802,649
             8,900  GNMA, 5.50%, 1/20/09                                  8,892
            27,268  GNMA, 9.00%, 12/20/16                                29,092
            26,165  GNMA, 9.00%, 8/20/17                                 27,930
            20,568  GNMA, 9.50%, 11/20/19                                22,400
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                          121,776,189
(Cost $122,848,500)                                              ---------------

U.S. TREASURY SECURITIES - 10.6%
         9,460,239  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(2)(4)                      9,425,510
        15,500,000  U.S. Treasury Notes, 4.375%,
                    12/31/07(2)(4)                                   15,409,790
        40,000,000  U.S. Treasury Notes, 5.125%,
                    6/30/08(2)(4)                                    40,137,520
        28,200,000  U.S. Treasury Notes, 4.625%,
                    11/30/08(2)(4)                                   28,106,376
         5,870,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(2)(4)                                    5,850,512
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       98,929,708
(Cost $99,043,144)                                               ---------------

ASSET-BACKED SECURITIES(1) - 4.3%
           243,027  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 5.78%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                             244,251
        10,000,000  CNH Equipment Trust, Series
                    2005 B, Class A3 SEQ, 4.27%,
                    1/15/10(2)                                        9,897,690
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09(2)                               29,528,340
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        39,670,281
(Cost $40,241,479)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1)- 1.0%
            24,544  FHLMC, 5.97%, 8/1/18                                 24,840
            89,726  FHLMC, 7.12%, 11/1/18                                90,321
           426,689  FHLMC, 7.01%, 9/1/20                                436,034
            58,635  FHLMC, 5.875%, 1/1/21                                59,365
            71,747  FHLMC, 7.88%, 3/1/24                                 72,682
            16,679  FNMA, 7.49%, 8/1/14                                  16,726
            51,355  FNMA, 6.375%, 4/1/16                                 51,320

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            49,253  FNMA, 7.00%, 1/1/17                                  50,192
           262,031  FNMA, 6.48%, 5/1/17                                 265,727
           150,778  FNMA, 5.76%, 7/1/17                                 151,076
            57,466  FNMA, 5.87%, 7/1/17                                  58,374
           108,532  FNMA, 6.83%, 2/1/18                                 108,944
            41,783  FNMA, 7.375%, 2/1/18                                 43,006
            72,394  FNMA, 6.70%, 5/1/18                                  72,767
            42,117  FNMA, 7.08%, 6/1/18                                  42,859
            77,757  FNMA, 6.88%, 8/1/19                                  78,459
           408,259  FNMA, 6.80%, 9/1/19                                 411,108
           127,999  FNMA, 6.84%, 1/1/20                                 130,416
            53,899  FNMA, 7.53%, 3/1/21                                  54,325
            48,962  FNMA, 5.94%, 8/1/21                                  49,377
            62,918  FNMA, 5.81%, 5/1/22                                  63,722
            69,312  FNMA, 6.70%, 5/1/22                                  69,136
            20,939  FNMA, 7.07%, 1/1/23                                  21,088
            10,888  FNMA, 7.375%, 6/1/23                                 11,130
            13,867  FNMA, 7.375%, 7/1/23                                 14,176
           231,112  FNMA, 6.60%, 8/1/23                                 233,132
            72,558  FNMA, 6.96%, 8/1/23                                  73,520
         1,158,934  FNMA, 6.22%, 5/1/25                               1,182,125
            16,070  FNMA, 4.97%, 4/1/26                                  16,162
            18,218  FNMA, 4.70%, 1/1/27                                  18,325
            16,378  FNMA, 7.05%, 1/1/27                                  16,431
            33,023  FNMA, 5.25%, 1/1/29                                  33,687
         5,502,321  FNMA, 4.58%, 3/1/33(2)                            5,457,965
            44,177  GNMA, 5.375%, 5/20/17                                44,360
            94,378  GNMA, 5.875%, 2/20/21                                96,188
            40,469  GNMA, 5.625%, 11/20/21                               40,767
             1,107  GNMA, 5.375%, 1/20/22                                 1,120
            24,838  GNMA, 6.25%, 8/20/26                                 25,113
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            9,686,065
(Cost $9,977,204)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
        16,642,000  FHLB Discount Notes, 4.80%,
                    1/2/07(2)(6)                                     16,642,000
                                                                 ---------------
(Cost $16,639,781)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(7) - 11.9%
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.00%, dated 12/29/06, due 1/2/07
(Delivery value $111,399,225)                                       111,337,371
                                                                 ---------------
(Cost $111,337,371)

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 118.0%                              1,102,056,965
                                                                 ---------------
(Cost $1,105,065,532)

OTHER ASSETS AND LIABILITIES - (18.0)%                             (168,496,389)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 933,560,576
                                                                 ===============

FUTURES CONTRACTS

                         Expiration          Underlying Face     Unrealized
Contracts Purchased         Date             Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 1,869  U.S. Treasury
        2-Year Notes     March 2007           $381,334,406      $(1,018,886)
                                          ======================================

                         Expiration          Underlying Face     Unrealized
Contracts Sold              Date             Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
   850  U.S. Treasury
        5-Year Notes     March 2007           $ 89,303,125         $549,259
   140  U.S. Treasury
        10-Year Notes    March 2007             15,045,625          121,091
                                          --------------------------------------
                                              $104,348,750         $670,350
                                          ======================================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was $975,667, which represented 0.1% of total net assets.
(4) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was
    $108,050,491.
(5) Forward commitment.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,105,104,241
                                                                 ===============

Gross tax appreciation of investments                            $    1,447,327
Gross tax depreciation of investments                                (4,494,603)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   (3,047,276)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 63.8%
   $    50,000,000  U.S. Treasury Bills,
                    4.80%, 1/4/07                                 $   49,980,125
       154,000,000  U.S. Treasury Bills,
                    5.03%, 1/18/07                                   153,635,609
       100,000,000  U.S. Treasury Bills,
                    4.97%, 1/25/07                                    99,667,266
        55,000,000  U.S. Treasury Bills,
                    4.86%, 2/1/07                                     54,769,849
       125,000,000  U.S. Treasury Bills,
                    4.96%, 2/8/07                                    124,346,663
       100,000,000  U.S. Treasury Bills,
                    4.95%, 2/15/07                                    99,381,125
        50,000,000  U.S. Treasury Bills,
                    4.97%, 2/22/07                                    49,642,500
       130,000,000  U.S. Treasury Bills,
                    4.92%, 3/1/07                                    128,961,338
       100,000,000  U.S. Treasury Bills,
                    4.93%, 3/8/07                                     99,095,845
        40,000,000  U.S. Treasury Bills,
                    4.93%, 3/15/07                                    39,599,919
       310,000,000  U.S. Treasury Bills,
                    4.83%, 3/29/07                                   306,378,368
         2,500,000  U.S. Treasury Bills,
                    4.96%, 5/10/07                                     2,456,498
        80,000,000  U.S. Treasury Bills,
                    4.87%, 5/24/07                                    78,452,978
       100,000,000  U.S. Treasury Bills,
                    4.92%, 5/31/07                                    97,950,000
       100,000,000  U.S. Treasury Bills,
                    4.87%, 6/14/07                                    97,780,306
       200,000,000  U.S. Treasury Bills,
                    4.89%, 6/21/07                                   195,355,925
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          1,677,454,314
                                                                 ---------------

U.S. TREASURY NOTES(1) - 12.3%
        25,000,000  U.S. Treasury Notes,
                    3.125%, 1/31/07                                   24,955,649
       150,000,000  U.S. Treasury Notes,
                    2.25%, 2/15/07                                   149,473,689
        25,000,000  U.S. Treasury Notes,
                    6.25%, 2/15/07                                    25,029,683
        50,000,000  U.S. Treasury Notes,
                    3.375%, 2/28/07                                   49,868,311
        50,000,000  U.S. Treasury Notes,
                    3.625%, 4/30/07                                   49,760,081
        25,000,000  U.S. Treasury Notes,
                    3.50%, 5/31/07                                    24,837,208
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            323,924,621
                                                                 ---------------

ZERO-COUPON U.S. TREASURY SECURITIES(2) - 4.7%
        50,000,000  STRIPS - COUPON,
                    5.16%, 2/15/07                                    49,693,371
        75,000,000  STRIPS - PRINCIPAL,
                    5.10%, 2/15/07                                    74,547,974
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES                                             124,241,345
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 80.8%                                2,125,620,280
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 19.2%                                 503,790,182
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,629,410,462
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.
(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $2,125,620,280
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 75.3%
       $20,000,000  FFCB, 3.90%, 1/23/07                            $ 19,982,972
         1,500,000  FFCB, 3.25%, 6/15/07                               1,487,012
         3,475,000  FFCB, 2.75%, 6/18/07                               3,436,217
        16,000,000  FFCB, VRN, 5.10%, 1/2/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.10% with no caps                    15,997,819
        10,000,000  FFCB, VRN, 5.15%, 1/2/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.15% with no caps                    10,000,000
        10,000,000  FHLB, VRN, 5.21%, 1/10/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.16% with no caps                     9,997,368
         1,000,000  FHLB, 3.75%, 1/16/07                                 999,332
           150,000  FHLB, 4.625%, 1/17/07                                149,951
         2,000,000  FHLB, 4.75%, 1/19/07                               1,999,396
        20,000,000  FHLB, 4.00%, 1/23/07                              19,982,045
         5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
         2,000,000  FHLB, 4.625%, 1/30/07                              1,998,754
         5,000,000  FHLB, 5.30%, 2/1/07                                5,000,000
         1,000,000  FHLB, 4.00%, 2/13/07                                 998,351
         4,860,000  FHLB, 5.55%, 2/14/07                               4,860,820
         9,785,000  FHLB, 2.875%, 2/15/07                              9,759,564
        13,265,000  FHLB, 3.375%, 2/15/07                             13,236,253
        10,000,000  FHLB, 2.625%, 2/16/07                              9,967,546
        11,050,000  FHLB, 3.625%, 2/16/07                             11,026,571
         2,000,000  FHLB, 5.125%, 2/20/07                              1,999,213
         2,000,000  FHLB, 3.53%, 2/22/07                               1,994,601
         1,015,000  FHLB, 3.375%, 2/23/07                              1,012,188
         5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
         6,000,000  FHLB, 5.25%, 2/26/07                               5,998,737
         1,500,000  FHLB, 2.57%, 2/28/07                               1,493,461
         5,000,000  FHLB, 4.37%, 3/1/07                                4,993,201
         2,750,000  FHLB, 5.00%, 3/13/07                               2,748,464
        10,000,000  FHLB, 5.05%, 3/13/07                               9,995,348
         2,500,000  FHLB, 4.30%, 3/19/07                               2,494,867
         1,500,000  FHLB, 3.875%, 3/20/07                              1,495,688
         1,000,000  FHLB, 2.80%, 3/23/07                                 994,593
         9,500,000  FHLB, 4.00%, 3/30/07                               9,470,523
        14,430,000  FHLB, 4.25%, 4/16/07                              14,389,191
         1,700,000  FHLB, 4.50%, 4/17/07                               1,696,525
        36,000,000  FHLB, 4.50%, 5/11/07                              35,905,130
         1,170,000  FHLB, 3.01%, 6/25/07                               1,157,464
        10,000,000  FHLB, 4.625%, 7/18/07                              9,965,945
         7,000,000  FHLB, 5.50%, 8/21/07                               7,002,980
         1,000,000  FHLB, 3.00%, 12/28/07                                979,581
        16,500,000  FHLB, VRN, 5.15%, 1/3/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.15% with no caps                    16,490,672
        38,500,000  FHLB, VRN, 5.17%, 1/3/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.17% with no caps                    38,497,954
        75,000,000  FHLB, VRN, 5.20%, 1/3/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.20% with no caps                    75,000,000
        15,000,000  FHLB, VRN, 5.23%, 1/4/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.14% with no caps                    15,000,000
         5,000,000  FHLB, VRN, 4.42%, 2/22/07,
                    resets quarterly off the 3-month
                    T-Bill minus 0.34% with no caps                    4,993,276
         1,205,000  FHLB, VRN, 4.47%, 2/22/07,
                    resets quarterly off the 3-month
                    T-Bill minus 0.29% with no caps                    1,203,463
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              417,853,036
                                                                 ---------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) - 23.7%
        12,000,000  FFCB Discount Notes,
                    5.21%, 1/30/07                                    11,949,637
        14,000,000  FHLB Discount Notes,
                    5.15%, 1/10/07                                    13,981,975
        36,100,000  FHLB Discount Notes,
                    5.21%, 1/19/07                                    36,006,039
         5,800,000  FHLB Discount Notes,
                    5.125%, 1/26/07                                    5,779,357

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        36,000,000  FHLB Discount Notes,
                    5.14%, 1/31/07                                    35,845,800
        28,000,000  FHLB Discount Notes,
                    5.15%, 3/7/07                                     27,739,639
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       131,302,447
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.0%                                  549,155,483
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.0%                                    5,475,648
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $554,631,131
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $549,155,483
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President

Date:    February 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    February 28, 2007

          /s/ Robert J. Leach
By:      -----------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 28, 2007